CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 55,068	$ 57,385	$ 46,587
Direct operating costs	(50,021)	(53,110)	(43,151)
General and administrative expenses	(1,538)	(1,360)	(1,012)
Interest income (expense), net	(3,596)	(2,538)	(1,468)
Equity accounted income (loss), net	132	165	13
Impairment reversal (expense), net	(831)	9	(440)
Gain (loss) on acquisitions/dispositions, net	4,686	28	1,823
Other income (expense), net	(178)	(658)	(34)
Income (loss) before income tax	3,722	(79)	2,318
Income tax (expense) recovery
Current	(775)	(458)	(536)
Deferred	830	777	371
Net income (loss)	3,777	240	2,153
Attributable to:
Limited partners	482	36	258
Non-controlling interests attributable to:
Redemption-exchange units	451	34	228
Special limited partner	0	0	157
BBUC exchangeable shares	472	28	0
Preferred securities	83	27	0
Interest of others in operating subsidiaries	2,289	115	1,510
Net income (loss)	$ 3,777	$ 240	$ 2,153
Basic earnings (loss) per limited partner unit (in usd per share)	$ 6.49	$ 0.48	$ 3.28
Diluted earnings (loss) per limited partner unit (in usd per share)	$ 6.49	$ 0.48	$ 3.28